Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Future Rent Payments Under Lease Agreement

As of December 31, 2014, the minimum future rent payments under the lease agreements are as follows (in thousands):

2015	$784
2016	1,338
2017	1,412
2018	1,435
2019	1,458
Thereafter	3,894

Total future minimum lease payments	$10,321